CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues:
Total revenue	$ 292,612	¥ 2,011,842	¥ 1,445,773
Cost of revenues	(32,483)	(223,339)	(143,828)
Gross profit	260,129	1,788,503	1,301,945
Operating expenses:
Sales and marketing (including expenses from related party of nil, nil and RMB40,167 for the years ended December 31, 2016, 2017 and 2018, respectively)	(225,077)	(1,547,518)	(1,227,896)
Research and development	(35,091)	(241,270)	(153,905)
General and administrative	(25,943)	(178,371)	(93,718)
Loss from operations	(25,982)	(178,656)	(173,574)
Net interest income	733	5,037
Others, net	1,361	9,360	(169)
Loss before income tax	(23,888)	(164,259)	(173,743)
Income tax (expenses)/benefits	651	4,473	(28,382)
Net loss	(23,237)	(159,786)	(202,125)	¥ (182,125)
Less: net income attributable to noncontrolling interests	702	4,829
Net loss attributable to Jianpu's shareholders	(23,939)	(164,615)	(202,125)
Foreign currency translation adjustments	8,677	59,658	(21,170)	0
Total other comprehensive (loss)/income	8,677	59,658	(21,170)
Total comprehensive loss	(14,560)	(100,128)	(223,295)
Less: total comprehensive income attributable to noncontrolling interests	810	5,568
Total comprehensive loss attributable to Jianpu's shareholders	$ (15,370)	¥ (105,696)	¥ (223,295)
Net loss per share attributable to Jianpu's shareholders
Basic and diluted (in dollars per share) | (per share)	$ (0.06)	¥ (0.39)	¥ (0.57)
Weighted average number of shares
Basic and diluted (in shares) | shares	417,315,644	417,315,644	353,452,309
ADS
Net loss per share attributable to Jianpu's shareholders
Basic and diluted (in dollars per share) | (per share)	$ (0.15)	¥ (0.98)	¥ (1.43)
Recommendation services
Revenues:
Total revenue	$ 256,906	¥ 1,766,348	¥ 1,348,361
Loans (including revenues from related party of RMB19,932, RMB102,997 and RMB105,492 for the years ended December 31, 2016, 2017 and 2018, respectively)
Revenues:
Total revenue	147,686	1,015,407	1,119,456
Credit cards
Revenues:
Total revenue	109,220	750,941	228,905
Advertising, marketing and other services
Revenues:
Total revenue	$ 35,706	¥ 245,494	97,412
Predecessor
Revenues:
Total revenue				356,387
Cost of revenues				(66,683)
Gross profit				289,704
Operating expenses:
Sales and marketing (including expenses from related party of nil, nil and RMB40,167 for the years ended December 31, 2016, 2017 and 2018, respectively)				(382,915)
Research and development				(72,832)
General and administrative				(16,273)
Loss from operations				(182,316)
Others, net				191
Loss before income tax				(182,125)
Net loss			¥ (27,415)	(182,125)
Net loss attributable to Jianpu's shareholders				(182,125)
Total comprehensive loss				(182,125)
Total comprehensive loss attributable to Jianpu's shareholders				¥ (182,125)
Net loss per share attributable to Jianpu's shareholders
Basic and diluted (in dollars per share) | ¥ / shares				¥ (0.53)
Weighted average number of shares
Basic and diluted (in shares) | shares				345,541,350
Predecessor | ADS
Net loss per share attributable to Jianpu's shareholders
Basic and diluted (in dollars per share) | ¥ / shares				¥ (1.33)
Predecessor | Recommendation services
Revenues:
Total revenue				¥ 303,757
Predecessor | Loans (including revenues from related party of RMB19,932, RMB102,997 and RMB105,492 for the years ended December 31, 2016, 2017 and 2018, respectively)
Revenues:
Total revenue				238,846
Predecessor | Credit cards
Revenues:
Total revenue				64,911
Predecessor | Advertising, marketing and other services
Revenues:
Total revenue				¥ 52,630